Leases - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Short-term	€ 12,578	€ 14,001	€ 13,713
Long-term	19,122	27,750	32,420
Lease liability	31,700	41,751	46,133
Interest expense (included in finance cost)	1,030	1,308	1,424
Net foreign exchange gains on financing activities	1,156	465	(850)
Lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Liabilities arising from financing activities at beginning of period	41,751	46,133	0
Adoption of new accounting policy	0	0	54,325
New contracts	2,176	11,400	5,800
Modifications	2,325	55	13
Cash outflow	(16,061)	(16,573)	(15,508)
Other non-cash outflows	0	(137)	0
Interest expense (included in finance cost)	1,030	1,308	1,424
Net foreign exchange gains on financing activities	479	(435)	79
Liabilities arising from financing activities at end of period	€ 31,700	€ 41,751	€ 46,133